Shareholders' Deficit	12 Months Ended
Dec. 31, 2022
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of classes of share capital [line items]
Shareholders' Deficit [Text Block]

Note 6 - Shareholders' Deficit

Preference Shares

The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company's board of directors. At December 31, 2022 and 2021, there were no preference shares issued or outstanding.

Ordinary Shares

The authorized ordinary shares of the Company include up to 500,000,000 Class A ordinary shares with a par value of $0.0001 per share and 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. If the Company enters into an Initial Business Combination, it may (depending on the terms of such an Initial Business Combination) be required to increase the number of Class A ordinary shares which the Company is authorized to issue at the same time as the Company's shareholders vote on the Initial Business Combination to the extent the Company seeks shareholder approval in connection with the Initial Business Combination. Holders of the Company's ordinary shares are entitled to one vote for each ordinary share (except as otherwise expressed in the Company's amended and restated memorandum and articles of association). In June 2021, the Sponsor surrendered 1,437,500 Class B ordinary shares to the Company for no consideration. In July 2021, the Sponsor surrendered an aggregate of 718,750 Founder Shares to the Company for no consideration, which were accepted and cancelled. At December 31, 2022 and 2021, there were 31,625,000 Class A ordinary shares issued and outstanding and there were 7,906,250 Class B ordinary shares issued and outstanding (see Note 2).

The Sponsor agreed to forfeit up to an aggregate of 1,031,250 Founder Shares depending on the extent to which the over-allotment option was not exercised by the underwriters so that the Founder Shares would represent 20% of the Company's issued and outstanding shares after the Initial Public Offering. On August 11, 2021, the underwriters exercised the over-allotment option in full; thus, these 1,031,250 Founder Shares are no longer subject to forfeiture.